UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/07

Check here if Amendment |_|; Amendment Number:
      This Amendment (Check only one.):      |_| is a restatement
                                             |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Holland Capital Management, LP
Address: One N. Wacker Drive, Suite 700
         Chicago, IL 60606


Form 13F File Number: 28-04636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Susan Chamberlain
Title: CCO
Phone: 312-553-4844

Signature, Place, and Date of Signing:

      /s/ Susan Chamberlain            Chicago, IL            01/31/08
          [Signature]                 [City, State]            [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number               Name

      28-
      [Repeat as necessary.]

                           HOLLAND CAPITAL MANAGEMENT

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 12/31/07


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   92

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,725.622
                                          (thousands)


LIST OF OTHER INCLUDED MANAGERS:

NO.      13F FILE NUMBER      NAME

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems                  cs               00724f101    41715   976250 SH       Sole                                     976250
Affiliated Computer Services   cs               008190100    20880   462975 SH       Sole                                     462975
AFLAC                          cs               001055102    29326   468250 SH       Sole                                     468250
Alberto-Culver                 cs               013078100     1444    58850 SH       Sole                                      58850
American International Group   cs               026874107    38395   658575 SH       Sole                                     658575
American Tower                 cs               029912201    27728   650900 SH       Sole                                     650900
Apple                          cs               037833100    78103   394300 SH       Sole                                     394300
Automatic Data Processing      cs               053015103    20321   456350 SH       Sole                                     456350
BJ Services Company            cs               055482103    14950   616225 SH       Sole                                     616225
Burlington Northern            cs               12189T104    20410   245225 SH       Sole                                     245225
Chevron Corporation            cs               166764100    21844   234050 SH       Sole                                     234050
Cisco Systems                  cs               17275r102    48030  1774300 SH       Sole                                    1774300
Citrix Systems                 cs               177376100    67292  1770375 SH       Sole                                    1770375
Cognos, Inc.                   cs               19244C109    27520   478025 SH       Sole                                     478025
Comcast Corporation            cs               20030N101    19690  1078307 SH       Sole                                    1078307
Commerce Bancorp               cs               200519106     1354    35500 SH       Sole                                      35500
Copart, Inc.                   cs               217204106     3030    71200 SH       Sole                                      71200
Covidien                       cs               G2552X108    24357   549950 SH       Sole                                     549950
CVS Caremark                   cs               126650100    26366   663300 SH       Sole                                     663300
Disney                         cs               254687106    15745   487750 SH       Sole                                     487750
eResearchTechnology            cs               29481V108     1667   141000 SH       Sole                                     141000
Estee Lauder                   cs               518439104     1095    25100 SH       Sole                                      25100
Exxon Mobil                    cs               30231G102    39036   416650 SH       Sole                                     416650
FedEx                          cs               31428X106    24343   273000 SH       Sole                                     273000
Fiserv, Inc.                   cs               337738108     1121    20200 SH       Sole                                      20200
FormFactor                     cs               346375108     2799    84550 SH       Sole                                      84550
G&K Services                   cs               361268105     1291    34400 SH       Sole                                      34400
General Electric               cs               369604103    13506   364325 SH       Sole                                     364325
Gentex Corporation             cs               371901109     1538    86550 SH       Sole                                      86550
Genzyme Corporation            cs               372917104    25343   340450 SH       Sole                                     340450
Global Payments                cs               37940X102     1593    34250 SH       Sole                                      34250
Goldman Sachs                  cs               38141g104    17059    79325 SH       Sole                                      79325
H&R Block                      cs               093671105    17084   920000 SH       Sole                                     920000
Halliburton Company            cs               406216101    25116   662525 SH       Sole                                     662525
Hospira                        cs               441060100    29077   681925 SH       Sole                                     681925
IMS Health                     cs               449934108    14891   646300 SH       Sole                                     646300
Intel                          cs               458140100    37729  1415175 SH       Sole                                    1415175
International Business Machine cs               459200101    34592   320000 SH       Sole                                     320000
Intl Game Technology           cs               459902102    21972   500150 SH       Sole                                     500150
Invitrogen Corp.               cs               46185R100    23028   246525 SH       Sole                                     246525
Iron Mountain                  cs               462846106     2765    74700 SH       Sole                                      74700
Jackson Hewitt                 cs               468202106     1310    41250 SH       Sole                                      41250
Jacobs Engineering Group       cs               469814107     4422    46250 SH       Sole                                      46250
Johnson & Johnson              cs               478160104    46877   702800 SH       Sole                                     702800
Kansas City Southern           cs               485170302     2501    72850 SH       Sole                                      72850
Kohl's Corporation             cs               500255104    21242   463800 SH       Sole                                     463800
Laboratory Corporation of Amer cs               50540R409    23339   309000 SH       Sole                                     309000
Lincare Holdings               cs               532791100     2087    59350 SH       Sole                                      59350
Linear Technology              cs               535678106     1405    44150 SH       Sole                                      44150
McCormick & Co.                cs               579780206     2057    54250 SH       Sole                                      54250
McKesson Corporation           cs               58155q103    28028   427850 SH       Sole                                     427850
Medtronic                      cs               585055106    22028   438200 SH       Sole                                     438200
Microsoft                      cs               594918104    76773  2156532 SH       Sole                                    2156532
MSC Industrial Direct          cs               553530106    14307   353525 SH       Sole                                     353525
Noble Corporation              cs               G65422100    27876   493300 SH       Sole                                     493300
Occidental Petroleum           cs               674599105    47822   621150 SH       Sole                                     621150
Omnicom Group                  cs               681919106    22589   475250 SH       Sole                                     475250
optionsXpress                  cs               684010101     3636   107500 SH       Sole                                     107500
Paychex                        cs               704326107     1162    32075 SH       Sole                                      32075
Pediatrix Medical Group        cs               705324101     1939    28450 SH       Sole                                      28450
PepsiCo                        cs               713448108    43882   578150 SH       Sole                                     578150
Polo Ralph Lauren              cs               731572103     1075    17400 SH       Sole                                      17400
Portfolio Recovery Associates  cs               73640q105      958    24150 SH       Sole                                      24150
Procter & Gamble               cs               742718109    27942   380575 SH       Sole                                     380575
QUALCOMM                       cs               747525103    17915   455275 SH       Sole                                     455275
Questar Corporation            cs               748356102    24745   457400 SH       Sole                                     457400
Range Resources                cs               75281A109     3742    72850 SH       Sole                                      72850
Ross Stores                    cs               778296103     1647    64400 SH       Sole                                      64400
Schering-Plough                cs               806605101    53107  1993500 SH       Sole                                    1993500
Sprint Nextel                  cs               852061100    17504  1333105 SH       Sole                                    1333105
St. Mary Land & Exploration    cs               792228108     2093    54200 SH       Sole                                      54200
Staples                        cs               855030102    19641   851375 SH       Sole                                     851375
Suntech Power ADR              cs               86800c104    39806   483550 SH       Sole                                     483550
Symantec Corporation           cs               871503108    25346  1570375 SH       Sole                                    1570375
TD Ameritrade                  cs               87236y108    21705  1082000 SH       Sole                                    1082000
Terex                          cs               880779103    13834   210975 SH       Sole                                     210975
Teva Pharmaceutical ADR        cs               881624209    17437   375140 SH       Sole                                     375140
Thermo Fisher Scientific       cs               883556102     2134    37000 SH       Sole                                      37000
Tiffany & Co.                  cs               886547108     1505    32700 SH       Sole                                      32700
Time Warner                    cs               887317105    12504   757350 SH       Sole                                     757350
Total Systems Services         cs               891906109     1079    38550 SH       Sole                                      38550
UCBH Holdings                  cs               90262T308     1441   101800 SH       Sole                                     101800
United Technologies            cs               913017109    12470   162925 SH       Sole                                     162925
VCA Antech                     cs               918194101     1931    43650 SH       Sole                                      43650
Viacom                         cs               92553P201    10367   236035 SH       Sole                                     236035
Wal-Mart Stores                cs               931142103    19322   406525 SH       Sole                                     406525
Walgreen                       cs               931422109    22524   591500 SH       Sole                                     591500
Waters Corporation             cs               941848103     3724    47100 SH       Sole                                      47100
Weight Watchers International  cs               948626106     1193    26400 SH       Sole                                      26400
Willis Group Holdings          cs               G96655108     1285    33850 SH       Sole                                      33850
XTO Energy                     cs               98385X106    63511  1236588 SH       Sole                                    1236588
Zebra Technologies             cs               989207105     1711    49300 SH       Sole                                      49300